Federated California Municipal Cash Trust

Wealth Shares

Federated Florida Municipal Cash Trust

Wealth Shares

Federated Michigan Municipal Cash Trust

Wealth Shares

Federated Minnesota Municipal Cash Trust

Wealth Shares

Federated Municipal Obligations Fund

Wealth Shares

Federated New Jersey Municipal Cash Trust

Wealth Shares

Federated New York Municipal Cash Trust

Wealth Shares

Federated Ohio Municipal Cash Trust

Wealth Shares

Federated Pennsylvania Municipal Cash Trust

Wealth Shares

Federated Prime Cash Obligations Fund

Wealth Shares

Federated Tax-Free Obligations Fund

Wealth Shares

Federated Virginia Municipal Cash Trust

Wealth Shares

(collectively, the “Funds” and the “Classes”)

Portfolios of MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on December 23, 2015, Accession No 0001623632-15-001988. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE